Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
26. Equity

a) Authorized Share Capital

Our authorized share capital consists of an unlimited number of Class A common shares without par value, an unlimited number of Class B subordinate voting shares without par value and an unlimited number of preferred shares without par value issuable in series.

Class A common shares carry the right to 100 votes per share. Class B subordinate voting shares carry the right to one vote per share. Each Class A common share is convertible, at the option of the holder, into one Class B subordinate voting share. In all other respects, the Class A common shares and Class B subordinate voting shares rank equally.

The attributes of the Class B subordinate voting shares contain so-called “coattail provisions”, which provide that, in the event that an offer (an “Exclusionary Offer”) to purchase Class A common shares, which is required to be made to all or substantially all holders thereof, is not made concurrently with an offer to purchase Class B subordinate voting shares on identical terms, then each Class B subordinate voting share will be convertible into one Class A common share at the option of the holder during a certain period, provided that any Class A common shares received upon such conversion are deposited to the Exclusionary Offer. Any Class B subordinate voting shares converted into Class A common shares pursuant to such conversion right will automatically convert back to Class B subordinate voting shares in the event that any such shares are withdrawn from the Exclusionary Offer or are not otherwise ultimately taken up and paid for under the Exclusionary Offer.

The Class B subordinate voting shares will not be convertible in the event that holders of a majority of the Class A common shares (excluding those shares held by the offeror making the Exclusionary Offer) certify to Teck that they will not, among other things, tender their Class A common shares to the Exclusionary Offer.

If an offer to purchase Class A common shares does not, under applicable securities legislation or the requirements of any stock exchange having jurisdiction, constitute a “take-over bid” or is otherwise exempt from any requirement that such offer be made to all or substantially all holders of Class A common shares, the coattail provisions will not apply.

b) Sunset of Dual Class Share Structure

On April 26, 2023, Teck’s shareholders approved a six-year sunset for the multiple voting rights attached to the Class A common shares of Teck (the Dual Class Amendment). On May 12, 2023, each Teck Class A common share was acquired by Teck in exchange for (i) one new Class A common share and (ii) 0.67 of a Class B subordinate voting share recognized as a $302 million increase to Class B shares and reduction to retained earnings. The terms of the new Class A common shares are identical to the previous terms of Class A common shares, except that on May 12, 2029, the new Class A common shares will automatically convert into Class B subordinate voting shares, which will then be renamed common shares, on a one-for-one basis, and for no additional consideration or premium.

c) Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2022	7,765	526,448
Shares issued on options exercised (d)	—	10,209
Acquired and cancelled pursuant to normal course issuer bid (i)	—	(30,703)
As at December 31, 2022	7,765	505,954
Class A common shares conversion	(110)	110
Shares issued on dual class amendment (b)	—	5,203
Shares issued on options exercised (d)	—	3,139
Acquired and cancelled pursuant to normal course issuer bid (i)	—	(4,738)
As at December 31, 2023	7,655	509,668
26. Equity (continued)

d) Share Options

The maximum number of Class B subordinate voting shares issuable to full-time employees pursuant to options granted under our current stock option plan is 46 million. As at December 31, 2023, 9,566,369 share options remain available for grant. The exercise price for each option is the closing price for our Class B subordinate voting shares on the last trading day before the date of grant. Our share options are settled through the issuance of Class B subordinate voting shares.

During the year ended December 31, 2023, we granted 1,383,085 share options to employees. These share options have a weighted average exercise price of $54.66, vest in equal amounts over three years and have a term of ten years.

The weighted average fair value of share options granted in the year was estimated at $22.69 per option (2022 – $17.13) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2023	2022
Weighted average exercise price	$54.66	$45.51
Dividend yield	0.92%	1.10%
Risk-free interest rate	3.52%	1.50%
Expected option life	5.9 years	6.1 years
Expected volatility	42%	41%
Forfeiture rate	1.93%	1.43%

The expected volatility is based on a statistical analysis of historical daily share prices over a period equal to the expected option life.

Outstanding share options are as follows:

	2023		2022
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	15,057	$22.38	23,680	$21.12
Granted	1,383	54.66	1,729	45.51
Exercised	(3,117)	20.07	(10,117)	23.16
Forfeited	(252)	44.32	(216)	32.26
Expired	(4)	26.70	(19)	26.75
Outstanding at end of year	13,067	$25.92	15,057	$22.38
Vested and exercisable at end of year	10,018	$20.04	9,854	$19.04

The average share price during the year was $54.46 (2022 – $45.75).

Information relating to share options outstanding at December 31, 2023, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,787	$5.34 – $13.57	25
2,571	$13.58 – $17.14	66
3,020	$17.15 – $28.05	29
2,997	$28.06 – $39.89	67
2,692	$39.90 – $63.11	100
13,067	$5.34 – $63.11	59

Total share option compensation expense recognized for the year was $26 million (2022 – $26 million).
26. Equity (continued)

e) Deferred Share Units, Restricted Share Units, Performance Share Units and Performance Deferred Share Units

We have issued and outstanding deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) (collectively, Units).

As of 2017, DSUs are granted to directors only. RSUs may be granted to both employees and directors. PSUs and PDSUs are granted to certain officers only. DSUs entitle the holder to a cash payment equal to the closing price of one Class B subordinate voting share on the Toronto Stock Exchange on the day prior to redemption. RSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. PSUs and PDSUs vest subject to a performance metric ranging from 0% to 200% based on corporate performance against grant-specific performance criteria. As defined in our grant agreements, the performance metric for PSUs and PDSUs issued from 2017 to 2021 was based on both relative total shareholder return as compared to our compensation peer group and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. The performance metrics for PSUs and PDSUs issued in 2022 and later is based on a balanced scorecard, with 20% related to each of relative shareholder return as compared to our compensation peer group, change in five-year average return on capital employed for operating assets, operational production and cost performance as against the annual budget, strategic execution, and performance measured against a sustainability progress index. Once vested, PSUs and PDSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. Officers can elect to receive up to 50% of their Units as PDSUs, which pay out following termination of employment as described below.

PSUs and PDSUs vest on March 1 of the third year following the grant date. RSUs vest on various dates depending on the grant date. DSUs granted to directors vest immediately. Units vest on a pro rata basis if employees retire or are terminated without cause and unvested units are forfeited if employees resign or are terminated with cause.

DSUs and PDSUs may be redeemed on or before December 15 of the first calendar year commencing after the date on which the participant ceases to be a director or employee, as applicable. RSUs and PSUs pay out on the vesting date.

Additional Units are issued to Unit holders to reflect dividends paid and other adjustments to Class B subordinate voting shares.

In 2023, we recognized compensation expense of $81 million for Units (2022 – $210 million). The total liability and intrinsic value for vested Units as at December 31, 2023 was $171 million (2022 – $230 million).

In 2023, we recognized total share-based compensation expense of $107 million (2022 – $236 million) in other operating income (expense) (Note 10).

The outstanding Units are summarized in the following table:

(in 000’s)	2023		2022
	Outstanding	Vested	Outstanding	Vested
DSUs	1,837	1,837	2,129	2,129
RSUs	1,336	—	2,203	—
PSUs	656	—	1,072	—
PDSUs	253	219	227	177
	4,082	2,056	5,631	2,306
26. Equity (continued)

f) Accumulated Other Comprehensive Income

(CAD$ in millions)	2023	2022
Accumulated other comprehensive income – beginning of year	$1,062	$202
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	(421)	822
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(9) and $9) (Note 31(b))	56	(56)
	(365)	766
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(14))	(4)	93
Share of other comprehensive income of joint venture	—	1
Remeasurements of retirement benefit plans (net of taxes of $(68) and $13)	151	(45)
Total other comprehensive income (loss)	(218)	815
Less remeasurements of retirement benefit plans recorded in retained earnings	(151)	45
Accumulated other comprehensive income – end of year	$693	$1,062

g) Earnings (Loss) Per Share

The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2023	2022
Net basic and diluted profit from continuing operations	$2,334	$4,070
Net basic and diluted loss attributable to non-controlling interest	(101)	(19)
Net basic and diluted profit attributable to shareholders of the company from continuing operations	2,435	4,089
Net basic and diluted loss attributable to shareholders of the company from discontinued operations	(26)	(772)
Total basic and diluted profit attributable to shareholders of the company	$2,409	$3,317

Weighted average shares outstanding (000’s)	517,828	526,718
Dilutive effect of share options	7,516	9,136
Weighted average diluted shares outstanding (000’s)	525,344	535,854
Earnings per share from continuing operations
Basic	$4.70	$7.77
Diluted	$4.64	$7.63
Loss per share from discontinued operations
Basic and diluted	$(0.05)	$(1.47)
Earnings per share
Basic earnings per share	$4.65	$6.30
Diluted earnings per share	$4.59	$6.19

At December 31, 2023, 1,321,427 (2022 – 1,635,225) potentially dilutive shares were not included in the diluted earnings per share calculation because their effect was anti-dilutive.

For the year ended December 31, 2023 and December 31, 2022, there was a net loss attributable to discontinued operations. Accordingly, for net loss attributable to discontinued operations, all share options would be considered anti-dilutive and have been excluded from the calculation of diluted loss per share. The weighted average shares outstanding and weighted average diluted shares outstanding are therefore the same for discontinued operations.
26. Equity (continued)

h) Dividends

Dividends of $0.625 per share were paid on our Class A common and Class B subordinate voting shares in the first quarter of 2023, totalling $321 million (2022 – $337 million). We declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.125 per share in each of the second, third and fourth quarters of 2023 and 2022 respectively. During the year ended December 31, 2023, we declared and paid a total of $515 million of dividends (2022 – $532 million).

i) Normal Course Issuer Bid

On occasion, we purchase and cancel Class B subordinate voting shares pursuant to normal course issuer bids that allow us to purchase up to a specified maximum number of shares over a one-year period.

In November 2023, we renewed our regulatory approval to conduct a normal course issuer bid, under which we may purchase up to 40 million Class B subordinate voting shares during the period from November 22, 2023 to November 21, 2024. All purchased shares will be cancelled. In 2023, we purchased and cancelled 4,737,561 Class B subordinate voting shares for $250 million. In 2022, we purchased and cancelled 30,703,473 Class B subordinate voting shares for $1.4 billion.